Income tax benefit for the six months ended June 30, 2023 and 2022 differs from the amount that would result from applying Canadian tax rates to net loss before taxes. These differences result from the items noted below: (Details) - USD ($)
	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Tax Benefit Based On Canadian Tax Rates	$ 624,459	$ 947,312
[custom:IncomeTaxBenefitBasedOnCanadianTaxRatesPercentage]	25.00%	25.00%
Different Tax Rates On Foreign Subsidiaries	$ (72,733)	$ (151,715)
[custom:DifferentTaxRatesOnForeignSubsidiariesPercentage]	(3.00%)	(4.00%)
Nondeductible Expenses	$ (164)	$ (2,701)
[custom:NondeductibleExpensesPercentage]
Change In Valuation Allowance And Other	$ (551,562)	$ (792,896)
[custom:ChangeInValuationAllowanceAndOtherPercentage]	(22.00%)	(21.00%)
Income Tax Benefit	$ 0	$ 0
Deferred income tax assets
Net operating loss carry forwards	40,763,368		$ 39,298,070
Property, Plant and Equipment	2,178,074		2,129,038
Other	1,636,745		1,672,940
Total deferred income tax asset	44,578,187		43,100,048
Valuation allowance	(44,497,874)		(43,090,943)
Deferred income tax assets net of valuation allowance	80,313		9,105
Deferred income tax liabilities
Other	(80,313)		(9,105)
Net deferred income tax asset
Canadian Tax Loss Carryforward Expiring 2026	1,975,008
Canadian Tax Loss Carryforward Expiring 2027	3,665,358
Canadian Tax Loss Carryforward Expiring 2028	13,970,675
Canadian Tax Loss Carryforward Expiring 2029	13,240,112
Canadian Tax Loss Carryforward Expiring 2030	16,357,422
Canadian Tax Loss Carryforward Expiring 2031	18,316,526
Canadian Tax Loss Carryforward Expiring 2032	5,314,401
Canadian Tax Loss Carryforward Expiring 2033	7,726,045
Canadian Tax Loss Carryforward Expiring 2034	8,951,794
Canadian Tax Loss Carryforward Expiring 2035	12,778,026
Canadian Tax Loss Carryforward Expiring 2036	15,191,728
Canadian Tax Loss Carryforward Expiring 2037	11,456,648
Canadian Tax Loss Carryforward Expiring 2038	1,096,369
Canadian Tax Loss Carryforward Expiring 2039	2,857,453
Canadian Tax Loss Carryforward Expiring 2040	4,247,480
[custom:CanadianTaxLossCarryforwardExpiring2041-0]	15,375,385
[custom:CanadianTaxLossCarryforwardExpiring2042-0]	4,047,740
[custom:CanadianTaxLossCarryforwardExpiring2043-0]	2,287,158
[custom:UsTaxLossCarryforward-0]	4,997,788
Total Us Tax Loss Carryforward	4,997,788
Total Canadian Tax Loss Carryforward	$ 158,855,328